Recent Accounting Standards Update (ASU)	12 Months Ended
Dec. 31, 2013
Recent Accounting Pronouncements [Abstract]
Recent Accounting Standards Update (ASU)

3.  Recent Accounting Standards Update (ASU)

There were no new accounting pronouncements affecting the Company during the year ended December 31, 2013 that had not been adopted by the Company in previous periods. In addition, there are no recently issued accounting standards that are expected to have a material impact on the Company’s consolidated financial statements in future periods.